Contingent liabilities and other contractual obligations - Lease payments and other rental agreements (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum lease payments related to operating lease agreements :
Total future minimum lease payments	DKK 7,002	DKK 4,781
Lease expense	7,400	7,400	DKK 7,600
Research and development expenses	6,100	6,100	6,000
Administrative expense	1,300	1,300	DKK 1,600
With in 1 year
Future minimum lease payments related to operating lease agreements :
Lease expense	4,292	4,005
1 - 3 years
Future minimum lease payments related to operating lease agreements :
Lease expense	2,593	776
3 - 5 years
Future minimum lease payments related to operating lease agreements :
Lease expense	DKK 117	DKK 0
Minimum
Future minimum lease payments related to operating lease agreements :
Lease term	6 months
Maximum
Future minimum lease payments related to operating lease agreements :
Lease term	60 months